Concentration of Credit Risk (Tables)	12 Months Ended
Sep. 30, 2024
Concentration of Credit Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	For the years ended
	September 30,
	2024	2023
Percentage of the Group’s total accounts receivable
Customer A	24%	*
Customer B	*	14%
Customer C	*	13%
Customer D	*	19%
*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchases:

	For the years ended
	September 30,
	2024	2023	2022
Percentage of the Group’s total purchase
Supplier A	15%	*	*
Supplier B	10%	*	*
Supplier C	*	13%	*
Supplier D	*	11%	11%
Supplier E	*	*	16%
*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total advance to suppliers:

	As of September 30,
	2024	2023
Percentage of the Group’s advance to
Supplier E	33%	*
Supplier F	18%	40%
Supplier G	15%	20%
Supplier H	*	10%
*	Represent percentage less than 10%